SCHEDULE OF RISKS IN RELATION IN FINANCIAL STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating cost and expenses:
Total operating cost and expenses	$ (66,924)	¥ (468,010)	¥ (560,491)	¥ (735,726)
Net loss	(19,059)	(133,285)	(123,121)	(165,120)
Net cash (used in)/generated from operating activities	(8,262)	(57,780)	(126,082)	(170,862)
Net cash generated by/(used in) investing activities	(12,617)	(88,230)	(166,330)	294,035
Net cash (used in)/generated by financing activities	5,533	38,696	(13,319)	(42,733)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(452)	(3,161)	3,852	7,528
Net (decrease)/increase in cash, cash equivalents and restricted cash	(15,798)	(110,475)	(301,879)	87,968
Cash, cash equivalents and restricted cash at beginning of the year	34,725	242,832	544,711	456,743
Cash, cash equivalents and restricted cash at the end of the year	$ 18,927	132,357	242,832	544,711
Variable Interest Entity Primary Beneficiary Third-Parties [Member]
Revenues:
Total revenues		51,028	234,870	316,382
Operating cost and expenses:
Total operating cost and expenses		(113,733)	(204,467)	(272,602)
Variable Interest Entity Primary Beneficiary Intra-Group [Member]
Revenues:
Total revenues		56,456	27,815	91,657
Operating cost and expenses:
Total operating cost and expenses		(29,077)	(109,726)	(142,717)
Net cash (used in)/generated from operating activities		(218,731)	(62,677)	(453,916)
Net cash generated by/(used in) investing activities			18,588	118,831
Net cash (used in)/generated by financing activities		(11,200)	18,700	1,500
Variable Interest Entity, Primary Beneficiary [Member]
Revenues:
Total revenues		107,484	262,685	408,039
Operating cost and expenses:
Total operating cost and expenses		(142,810)	(314,193)	(415,319)
Net loss		(32,194)	(51,435)	(7,276)
Net cash (used in)/generated from operating activities		51,118	(27,114)	(222,310)
Net cash generated by/(used in) investing activities		(36,127)	18,670	127,859
Net cash (used in)/generated by financing activities		(12,087)	8,017	(14,879)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(383)	260	301
Net (decrease)/increase in cash, cash equivalents and restricted cash		2,521	(167)	(109,029)
Cash, cash equivalents and restricted cash at beginning of the year		47,178	47,345	156,374
Cash, cash equivalents and restricted cash at the end of the year		49,699	47,178	47,345
Variable Interest Entity Primary Beneficiary External Parties [Member]
Operating cost and expenses:
Net cash (used in)/generated from operating activities		269,849	35,563	231,606
Net cash generated by/(used in) investing activities		(36,127)	82	9,028
Net cash (used in)/generated by financing activities		¥ (887)	¥ (10,683)	¥ (16,379)